SHARE BASED COMPENSATION (Expense Allocation) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	¥ 64,867,902	¥ 89,567,699	¥ 112,714,385
Costs of Revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	2,219,311	333,338	118,301
Selling Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	12,722,162	15,980,509	23,625,827
General and Administration Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	46,017,821	67,152,462	81,024,667
Research and Development Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	¥ 3,908,608	¥ 6,101,390	¥ 7,945,590